Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Income / (loss) for the period	$ 0	$ (1)
Changes in operating assets and liabilities:
Net cash provided by / (used in) operating activities	0	(1)
Financing activities
Net increase / (decrease) in cash and cash equivalents	0	(1)
Cash and cash equivalents, beginning of period	1	3
Cash and cash equivalents, end of period	1	2
Galaxy Digital Holdings, LP
Operating activities
Income / (loss) for the period	(295,432)	388,127
Adjustments for:
Digital assets sales revenue	(5,535,721)	(1,242,643)
Digital assets sales cost	5,552,501	1,179,478
Impairment of digital assets	49,070	3,253
Depreciation and amortization	13,591	9,500
Other impairment	49,222	0
Equity based compensation	13,738	18,652
Noncash expense from borrowing	25,327	16,064
Noncash lending and net staking income	(34,839)	(20,436)
Net (gain) / loss on digital assets	18,223	(346,393)
Net (gain) / loss on investments	133,167	(63,018)
Net (gain) /loss on derivatives trading	(31,059)	(83,640)
Net unrealized gain / (loss) on notes payable – derivative	(89,606)	9,713
Noncash notes interest expense	14,071	6,976
Net deferred tax expense / (benefit)	(7,152)	3,514
Other noncash adjustments	(1,208)	(1,329)
Changes in operating assets and liabilities:
Digital assets	198,148	244,945
Digital assets receivable	41,528	197
Derivative assets / liabilities	34,203	151,095
Accounts receivable	24,753	(1,353)
Prepaid expenses and other assets	(3,562)	2,199
Assets posted as collateral	0	(12,409)
Collateral payable	(25,577)	11,717
Accounts payable and accrued liabilities	(15,069)	(3,852)
Other current liabilities	65,911	(194,013)
Other non-current liabilities	(34,815)	(1,285)
Net cash provided by / (used in) operating activities	159,413	75,059
Investing activities
Proceeds from paydowns and maturities of loans receivable	64,072	33,109
Disbursements for loans receivable	(52,593)	(45,502)
Purchase of property, equipment and intangible assets	(91,642)	(25,166)
Disposal of property and equipment	7,954	1,560
Purchase of investments	(645,333)	(2,261,582)
Proceeds and distributions from investments	781,642	1,930,839
Net cash provided by / (used in) investing activities	64,100	(366,742)
Financing activities
Payable to customers	(232)	77,298
Proceeds from loans payable	61,921	202,826
Repayments of loans payable	(32,470)	(20,500)
Margin loans payable, net	(194,920)	0
Share issuance, net of costs	2,247	153
Distributions	(9,436)	(36,698)
Cancellation of Class A Units withheld	(3,288)	(774)
Net cash provided by / (used in) financing activities	(176,178)	222,305
Net increase / (decrease) in cash and cash equivalents	47,335	(69,378)
Cash and cash equivalents, beginning of period	462,103	316,610
Cash and cash equivalents, end of period	509,438	247,232
Cash paid during the year for:
Interest	10,931	1,915
Taxes	2,314	378
Significant noncash investing and financing activities:
Digital assets loan receivable, net of allowance	299,709	9,286
Assets posted as collateral	231,217	157,213
Digital assets borrowed	269,449
Digital assets borrowed		577,305
Collateral payable	430,565	91,759
Purchase of investments with noncash contributions	9,352	9,934
Proceeds from investments included in receivables	70	0
Proceeds from investments received as digital assets	96,461	6,714
Additions to property, plant and equipment and intangible assets	753	2,101
Disposals of property, plant and equipment and intangible assets	1,370	0
Reclassification between derivatives and investments	0	389
Origination of loans receivable with noncash consideration	$ 0	$ 2,966